Supplement dated December 29, 1999
           to the Flag Investors Cash Reserve Prime Shares Prospectus
                              dated August 1, 1999,


         The section "THE FUND'S NET ASSET VALUE" is supplemented by inserting the following after the fourth paragraph:

         Early Close on Certain Days

         On December 31, 1999, the Fund will close at 11:00 a.m.

         On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. You may call the Transfer Agent at 1-800-553-8080 for additional information about whether the Fund will close before a particular holiday. On days the Fund closes early:

         All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

         Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.

         Purchase orders received after the Fund's close will be processed the next business day.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

S

                       Supplement dated December 29, 1999
               to the Quality Cash Reserve Prime Shares Prospectus
                              dated August 1, 1999,


         The section "THE FUND'S NET ASSET VALUE" is supplemented by inserting the following after the fourth paragraph:

         Early Close on Certain Days

         On December 31, 1999, the Fund will close at 11:00 a.m.

         On the day before certain holidays are observed, the bond markets or other primary trading markets for the Fund may close early. If the Bond Market Association recommends an early close of the bond markets, the Fund also may close early. You may call the Transfer Agent at 1-800-553-8080 for additional information about whether the Fund will close before a particular holiday. On days the Fund closes early:

         All orders received prior to the Fund's close will be processed as of the time the Fund's NAV is next calculated.

         Redemption orders received after the Fund's close will be processed as of the time the Fund's NAV is next calculated.

         Purchase orders received after the Fund's close will be processed the next business day.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       Supplement dated December 17, 1999
        to the Cash Reserve Shares and Institutional Shares Prospectuses
                              dated August 1, 1999,
              of Deutsche Banc Alex. Brown Cash Reserve Fund, Inc.
                                  (the "Fund")

         The section "THE FUND'S NET ASSET VALUE" in the prospectuses for Deutsche Banc Alex. Brown Cash Reserve Shares and Deutsche Banc Alex. Brown Cash Reserve Institutional Shares is supplemented by inserting the following after the fourth paragraph:

         Early Close on Certain Days

         On December 31, 1999, the Series' will close as follows:

         Prime Series                    11:00 a.m.
         Treasury Series                 10:00 a.m.
         Tax-Free Series                 9:45 a.m.


         On the day before certain holidays are observed, the bond markets or other primary trading markets for a Series may close early. If the Bond Market Association recommends an early close of the bond markets, the Series also may close early. You may call the Transfer Agent at 1-800-553-8080 for additional information about whether a Series will close before a particular holiday. On days a Series closes early:

         All orders received prior to the Series' close will be processed as of the time the Series' NAV is next calculated.

         Redemption orders received after the Series' close will be processed as of the time the Series' NAV is next calculated.

         Purchase orders received after the Series' close will be processed the next business day.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE